Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Feb. 28, 2014	0	0	1,438,344
Beginning Balance, Amount at Feb. 28, 2014	$ 0	$ 0	$ 144	$ 8,646,773	$ (10,727,675)	$ (2,080,758)
Common stock issued for services, Shares			66,324
Common stock issued for services, Amount			$ 7	886,200		886,207
Common stock and warrant units issued for cash, Shares			45,455
Common stock and warrant units issued for cash, Amount			$ 4	711,049		711,053
Common stock and series A preferred stock issued for equity	500,000		33,334
Common stock and series A preferred stock issued for equity	$ 50		$ 3	999,947		1,000,000
Series A preferred stock issued for equity, Shares	374,257
Series A preferred stock issued for equity, Amount	$ 37			256,596		256,633
Series B preferred units issued for cash, conversion of accounts payable and conversion of short-term notes, Shares		229
Series B preferred units issued for cash, conversion of accounts payable and conversion of short-term notes, Amount		$ 0		931,291		931,291
Beneficial conversion feature of Series A Preferred Stock				225,296		225,296
Deemed dividend to Series A Preferred Stock				(225,296)		(225,296)
Accrued dividends on Series B Preferred Stock				(16,767)		(16,767)
Stock option expense				447,664		447,664
Warrants issued with convertible notes				127,289		127,289
Warrants issued for services				46,592		46,592
Beneficial conversion feature in convertible notes				45,746		45,746
Conversion of debt and accrued interest into common stock and warrants, Shares			248,026
Conversion of debt and accrued interest into common stock and warrants, Amount			$ 25	3,558,390		3,558,415
Beneficial conversion feature in convertible notes				2,324,759		2,324,759
Common stock and warrants cancellation settlement, Amount						0
Net Loss					(7,995,474)	(7,995,474)
Ending Balance, Shares at Feb. 28, 2015	874,257	229	1,831,483
Ending Balance, Amount at Feb. 28, 2015	$ 87	$ 0	$ 183	18,965,529	(18,723,149)	242,650
Common stock issued for services, Shares			30,446
Common stock issued for services, Amount			$ 3	237,059		237,062
Share based compensation				585,739		585,739
Series B preferred units issued for cash and conversion of accrued liability, Shares		387
Series B preferred units issued for cash and conversion of accrued liability, Amount		$ 0		1,945,244		1,945,244
Beneficial conversion feature of Series B Preferred Stock				1,067,491		1,067,491
Deemed dividend to Series B Preferred Stock				(1,067,491)		(1,067,491)
Accrued dividends on Series B Preferred Stock				(267,058)		(267,058)
Series B PIK Dividend, Shares		43
Series B PIK Dividend, Amount				235,508		235,508
Placement agent warrants issued with note payable				16,800		16,800
Common stock and warrants cancellation settlement, Shares			(10,728)
Common stock and warrants cancellation settlement, Amount			$ (1)	(111,562)		(111,563)
Net Loss					(4,654,179)	(4,654,179)
Ending Balance, Shares at Feb. 29, 2016	874,257	659	1,851,201
Ending Balance, Amount at Feb. 29, 2016	$ 87	$ 0	$ 185	$ 21,607,259	$ (23,377,328)	$ (1,769,797)
Common stock issued for services, Shares						25,000
Share based compensation						$ 362,326
Net Loss						(2,099,290)
Ending Balance, Amount at Aug. 31, 2016						$ (3,007,430)